Trade and other receivables	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables:

As at	Dec 31 2020	Dec 31 2019
Trade	335,988	$343,959
Egypt insurance recovery(a)	—	50,000
Value-added and other tax receivables	22,903	44,408
Other	53,109	50,354
	$412,000	$488,721

Egypt insurance recovery:
We experienced an outage at the Egypt plant from April to August 2019. As at December 31, 2019, the insurance recovery of $50 million ($25 million our share), which partially offsets repair costs charged to earnings and lost margins incurred in the second and third quarters of 2019, had not yet been collected from our insurers. The final recovery of $60 million ($30 million our share) was collected in March 2020, leaving nil outstanding as at December 31, 2020.